COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 12: COMMITMENTS AND CONTINGENCIES

(1) Lease commitments

Capital Lease

From April to June, 2015, NOWnews Network entered into various capital lease agreements with Nextlink Technology Co., Ltd. (“Nextlink”), pursuant to which NOWNews Network agreed to lease multiple servers from Nextlink for the period ranges from sixteen months to two years. At the end of each contract and upon fulfillment of the lease obligations, the title of these servers and ownership shall be transferred to NOWnews Network. Because NOWnews Network takes ownership of the equipment at the completion of the lease contract, NOWnews Network determined that the arrangement represents a capital lease for the equipment. The Company recorded $175,602 as a capital lease for the equipment and began depreciating the equipment on a straight line basis over five years. Depreciation expense of those equipment under capital lease for the six-month period ended June 30, 2015 was $7,872.

Operating Lease

Operating lease commitments consist of leases for office space and copy machines under various operating lease agreements which expire in June, 2018. Operating lease agreements generally contain renewal options that may be exercised at the Company’s discretion after the completion of the terms.

The Company's obligations under capital and operating leases are as follows:

	Capital Leases	Operating Leases
As of June 30,	Amount	Amount
2016	$102,332	$93,732
2017	52,384	70,005
2018	-	1,997
Total minimum payments	$154,716	$165,734

The Company incurred rent expenses of $31,154 and $61,348 for the three months ended June 30, 2015 and 2014, respectively. The Company incurred rent expenses of $77,052 and $119,195 for the six months ended June 30, 2015 and 2014, respectively.

(2) Litigation

Defamation and General Matters

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business, including claims of alleged infringement of copyrights and other intellectual property rights and other claims alleging defamation, invasion of privacy, or similar claims arising in connection with the news articles, pictures, and other contents published on the Company’s website.

Lai Matter

On July 11, 2014, Ms. Xiu-qing Lai filed a claim against NOWnews Network and five other companies (the “Five Companies”) who are unrelated to the Company, in the Taiwan Tainan District Court (the “Tainan District Court”) in connection to a news article edited by NOWnews Network and published on July 19, 2012 on the website of NOWnews Network and five other websites owned by the Five Companies, respectively. Ms. Lai claims that the news article contained a false statement that harms the reputation of Ms. Lai. Ms. Lai seeks approximately $18,254 (NT$550,000) in compensatory damages from NOWnews Network, $58,081 in aggregate from (NT$1,750,000) the Five Companies, and newspaper apologies from NOWnews Network and the Five Companies. Based on the agreements entered by NOWnews Network and the Five Companies, if any news content provided by NOWnews Network violates any regulations or infringes on any copyrights, NOWnews Network shall be responsible for any losses that may occur.

On January 6, 2015, the plaintiff agreed to settle this legal matter with NOWnews Network outside of court. NOWnews Network agreed to pay the plaintiff $13,276 (NT$400,000) in compensatory damages, and the plaintiff agreed to revoke the claim against NOWnews Network and the Five Companies. NOWnews Network has accrued $13,276 (NT$400,000) of contingent loss in connection to this lawsuit settlement during the year ended December 31, 2014.

(3) Shares to be issued

On August 5, 2015, NOWnews Network, Sky Media, Mr. Alan Chen and Ms. Tu entered a Stock Purchase Agreement with Gamania Digital Entertainment Co. Ltd (“Gamania Digital”) ., and Ta Ya Venture Capital Co. Ltd. (“Ta Ya”), in which there are two phases of stock transfers. In Phase I, NOWnews Network committed to sell to Gamania Digital and Ta Ya 1,250,000 and 400,000 shares of outstanding shares of NOWnews Network, respectively, through new issuance. In addition, Mr. Chen and Ms. Tu committed to sell to Gamania Digital and Ta Ya 1,250,000 and 400,000 shares of NOWnews Network owned by them, respectively. The share transfer of Phase I shall be completed sixty (60) days upon signing the agreement. In Phase II, Gamania Digital and Ta Ya are expected, but not obligated, to purchase the same amount of shares from NOWnews Network, and Mr. Chen and Ms. Tu, as Phase I. As of the date of this report, the sale of Phase I has been completed.

NOTE 12: COMMITMENTS AND CONTINGENCIES

(1) Operating commitments

Operating commitments consist of leases for office space and copy machines under various operating lease agreements which expire in June, 2018.
Operating lease agreements generally contain renewal options that may be exercised at the Company’s discretion after the completion of the terms. The Company's obligations under various operating leases are as follows:

As of December 31,	Amount
2015	$137,298
2016	90,513
2017	24,456
2018	741
Total minimum payments	$253,008

The Company incurred rent expenses of $240,914 and $321,604 for the years ended December 31, 2014 and 2013, respectively.

(2) Litigation

Defamation and General Matters

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business, including claims of alleged infringement of copyrights and other intellectual property rights and other claims alleging defamation, invasion of privacy, or similar claims arising in connection with the news articles, pictures, and other contents published on the Company’s website.

Wang Matter

On April 4, 2010, Ms. Mei-hsin Wang filed a claim against NOWnews Network in the Taiwan Taipei District Court (the “Taipei District Court”) in connection to a news article NOWnews Network purchased from Eastern Television Co., Ltd. (“ETTV”). Ms. Wang claims that the news article published on NOWnews Network’s website contained a false statement that harms the reputation of Ms. Wang. Ms. Wang seeks approximately $66,378 (NT$2 million) in compensatory damages and newspaper apology from ETTV and NOWnews Network. On July 8, 2011, the Taipei District Court entered a judgment of first instance against ETTV and NOWnews Network in the amount of approximately $19,914 (NT$600,000).

On August 8, 2011, NOWnews Network appealed against the judgment of first instance to the Taiwan Superior Court (the “Superior Court”). On November 13, 2013, the Superior Court reversed the judgment of first instance and entered the judgment of second instance that NOWnews Network and ETTV shall pay the plaintiff approximately $9,957 (NT$300,000) and $9,957 (NT$300,000), respectively, and apologize on the newspapers specified.

In November, 2013, NOWnews Network filed a motion in the Supreme Court against the judgment of second instance. The Supreme Court denied the motion on December 19, 2013. NOWnews Network accrued contingent loss of approximately $9,957 (NT$300,000) for the year ended December 31, 2010. In addition, NOWnews Network accrued expenses related to the newspaper apology during the year ended December 31, 2013 in the amount of approximately $23,233 (NT$700,000).

Election Matter

On March 7, 2013, NOWnews Network received a letter from Taichung City Election Commission indicating the content of a news article published by NOWnews Network on January 17, 2013 appears to violate the Civil Servants Election And Recall Act of Taiwan On October 4, 2013, the Central Election Commission (the “CEC”) determined that NOWnews Network violated the Civil Servants Election And Recall Act and imposed a penalty of approximately $16,595 (NT$500,000) and $16,595 (NT$500,000) on NOWnews Network and Mr. Shu-sen Chang, NOWnews Network’s legal representative and Chairman, respectively.

On November 4, 2013, NOWnews Network filed an appeal in the Administrative Appeal Committee under the Executive Yuan of Taiwan government against the decision of CEC based on the Taiwan Administrative Appeal Act. The Administrative Appeal Committee denied NOWnews Network’s appeal on February 14, 2014. NOWnews Network accrued contingent loss of approximately $33,640 (NT$1,000,000) during the nine months ended September 30, 2013.

Election Matter (Yamedia)

The news article published on January 17, 2013, as described in Election Matter was published simultaneously by one of NOWnews Network’s customers, Yamedia Inc. (“Yamedia”) based on the sales agreement between Yamedia and NOWnews Network. According to the agreement, if the news content provided by NOWnews Network violates any regulations or infringes on any copyrights, NOWnews Network shall be responsible for any losses Yamedia may occur.

On October 8, 2013, the CEC determined that Yamedia violated the Civil Servants Election And Recall Act and imposed a penalty of approximately $16,820 (NT$500,000) and $16,820 (NT$500,000) on Yamedia and the legal representative of Yamedia, respectively. Based on the above terms in the sales agreement, NOWnews Network shall compensate the losses of approximately $33,640 (NT$1,000,000) for such penalty. NOWnews Network accrued contingent loss of approximately $33,640 (NT$1,000,000) during the nine months ended September 30, 2013.

Lai Matter

On July 11, 2014, Ms. Xiu-qing Lai filed a claim against NOWnews Network and five other companies (the “Five Companies”) who are unrelated to the Company, in the Taiwan Tainan District Court (the “Tainan District Court”) in connection to a news article edited by NOWnews Network and published on July 19, 2012 on the website of NOWnews Network and five other websites owned by the Five Companies, respectively. Ms. Lai claims that the news article contained a false statement that harms the reputation of Ms. Lai. Ms. Lai seeks approximately $18,254 (NT$550,000) in compensatory damages from NOWnews Network, $58,081 in aggregate from (NT$1,750,000) the Five Companies, and newspaper apologies from NOWnews Network and the Five Companies. Based on the agreements entered by NOWnews Network and the Five Companies, if any news content provided by NOWnews Network violates any regulations or infringes on any copyrights, NOWnews Network shall be responsible for any losses that may occur.

On January 6, 2015, the plaintiff agreed to settle this legal matter with NOWnews Network outside of court. NOWnews Network agreed to pay the plaintiff $13,276 (NT$400,000) in compensatory damages, and the plaintiff agreed to revoke the claim against NOWnews Network and the Five Companies. NOWnews Network has accrued $13,276 (NT$400,000) of contingent loss in connection to this lawsuit settlement during the year ended December 31, 2014.